Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000234047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Credit Bond Index Fund
Class Name	iShares U.S. Long Credit Bond Index Fund
Trading Symbol	BLCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Net Assets	$ 2,389,993,455
Holdings Count | Holding	3,323
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,389,993,455
Number of Portfolio Holdings	3,323
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.4%
Foreign Agency Obligations	5.7%
Municipal Bonds	3.9%
(a)	Excludes short-term securities.

C000234048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Credit Bond Index Fund
Class Name	iShares U.S. Intermediate Credit Bond Index Fund
Trading Symbol	BICBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[5],[6]
Net Assets	$ 3,687,958,485
Holdings Count | Holding	5,805
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,687,958,485
Number of Portfolio Holdings	5,805
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	88.7%
Foreign Agency Obligations	10.8%
Municipal Bonds	0.5%
(a)	Excludes short-term securities.

C000234049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Government Bond Index Fund
Class Name	iShares U.S. Long Government Bond Index Fund
Trading Symbol	BLGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8],[9]
Net Assets	$ 3,037,670,819
Holdings Count | Holding	104
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,037,670,819
Number of Portfolio Holdings	104
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.2%
U.S. Government Sponsored Agency Securities	0.8%
(a)	Excludes short-term securities.

C000234050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Government Bond Index Fund
Class Name	iShares U.S. Intermediate Government Bond Index Fund
Trading Symbol	BIGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[11],[12]
Net Assets	$ 7,697,357,911
Holdings Count | Holding	217
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,697,357,911
Number of Portfolio Holdings	217
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.6%
U.S. Government Sponsored Agency Securities	1.4%
(a)	Excludes short-term securities.

C000234051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Securitized Bond Index Fund
Class Name	iShares U.S. Securitized Bond Index Fund
Trading Symbol	BISBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[13]
Expense Ratio, Percent	0.00%	[14],[15]
Net Assets	$ 5,799,521,298
Holdings Count | Holding	1,990
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,799,521,298
Number of Portfolio Holdings	1,990
Portfolio Turnover Rate	110%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	96.0%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.4%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.

C000253864 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Roll Yield Index Fund
Class Name	iShares Enhanced Roll Yield Index Fund
Trading Symbol	BERYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Enhanced Roll Yield Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Roll Yield Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[16]
Expense Ratio, Percent	0.00%	[17],[18]
Net Assets	$ 455,024,218
Holdings Count | Holding	161
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$455,024,218
Number of Portfolio Holdings	161
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	59.8%
Certificates of Deposit	20.3%
Futures contracts, net cumulative appreciation	12.6%
Money Market Funds	9.3%
Commercial Paper	3.2%
Liabilities in Excess of Other Assets	(5.2)
Ten largest holdings
Security	Percent of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares	9.3%
U.S. Treasury Bills, 4.32%, 07/14/26	5.4%
U.S. Treasury Bills, 4.40%, 06/02/26	3.9%
U.S. Treasury Bills, 4.00%, 08/14/26	3.3%
U.S. Treasury Bills, 3.79%, 08/24/26	3.3%
U.S. Treasury Bills, 4.03%, 02/19/27	3.3%
U.S. Treasury Bills, 3.98%, 08/10/26	3.3%
U.S. Treasury Bills, 4.05%, 11/13/26	3.3%
U.S. Treasury Bills, 3.75%, 02/05/27	3.2%
U.S. Treasury Bills, 3.90%, 09/14/26	3.2%

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares	9.3%
U.S. Treasury Bills, 4.32%, 07/14/26	5.4%
U.S. Treasury Bills, 4.40%, 06/02/26	3.9%
U.S. Treasury Bills, 4.00%, 08/14/26	3.3%
U.S. Treasury Bills, 3.79%, 08/24/26	3.3%
U.S. Treasury Bills, 4.03%, 02/19/27	3.3%
U.S. Treasury Bills, 3.98%, 08/10/26	3.3%
U.S. Treasury Bills, 4.05%, 11/13/26	3.3%
U.S. Treasury Bills, 3.75%, 02/05/27	3.2%
U.S. Treasury Bills, 3.90%, 09/14/26	3.2%

[1]	Rounds to less than $1.
[2]	Annualized.
[3]	Rounds to less than 0.01%.
[4]	Rounds to less than $1.
[5]	Annualized.
[6]	Rounds to less than 0.01%.
[7]	Rounds to less than $1.
[8]	Annualized.
[9]	Rounds to less than 0.01%.
[10]	Rounds to less than $1.
[11]	Annualized.
[12]	Rounds to less than 0.01%.
[13]	Rounds to less than $1.
[14]	Annualized.
[15]	Rounds to less than 0.01%.
[16]	Rounds to less than $1.
[17]	Annualized.
[18]	Rounds to less than 0.01%.